Fair Value Measurements (Details Textual) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
IPO and Placement Warrant Liability [Member]
Fair Value Measurements (Textual)
Warrants price	$ 0.01	$ 0.01	$ 0.20